TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Domestic	$ (1,277)	$ (1,291)	$ 447
Foreign	781	302	1,000
Current Income Tax Expense (Benefit), Total	(496)	(989)	1,447
Deferred taxes:
Domestic	2,673	414	(1,800)
Foreign	(602)	669	150
Deferred Income Tax Expense (Benefit)	2,071	1,083	(1,650)
Taxes on income (tax benefit)	$ 1,575	$ 94	$ (203)